Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	115 Months Ended	119 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Jan. 28, 2015	Oct. 01, 2014	Aug. 31, 2014
C000088318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 13,791	$ 13,791	$ 13,791	$ 13,791	$ 13,791	$ 12,225	$ 11,493	$ 12,728	$ 11,421	$ 11,601	$ 10,956	$ 10,430	$ 9,553	$ 9,083			$ 9,525
Average Annual Return, Percent	7.45%	2.52%			3.27%
C000088318 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 14,479	$ 14,479	14,479	14,479	$ 14,479	12,835	12,066	13,362	11,990	12,179	11,502	10,950	10,029	9,536			10,000
Average Annual Return, Percent	12.81%	3.52%			3.77%
C000088319 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,644	$ 13,644	13,644	13,644	$ 13,644	12,095	11,371	12,685	11,467	11,732	11,169	10,710	9,881	9,467			10,000
Average Annual Return, Percent	11.96%	2.76%			3.16%
C000146445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 15,342	$ 15,342	15,342	$ 15,342	$ 15,342	13,546	12,695	14,001	12,514	12,662	11,918	11,302	10,322	9,780		$ 10,000
Average Annual Return, Percent	13.26%	3.91%		4.41%
C000088321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 14,857	$ 14,857	14,857	$ 14,857	$ 14,857	13,132	12,316	13,603	12,179	12,335	11,627	11,037	10,081	9,560			10,000
Average Annual Return, Percent	13.14%	3.79%			4.04%
C000100148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 14,381	$ 14,381	14,381	14,381	$ 14,381	13,013	12,135	12,292	11,025	11,189	10,967	10,550	10,001	9,723			9,700
Average Annual Return, Percent	7.19%	4.51%			3.70%
C000100148 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 14,826	$ 14,826	14,826	14,826	$ 14,826	13,416	12,510	12,672	11,366	11,535	11,307	10,876	10,310	10,023			10,000
Average Annual Return, Percent	10.51%	5.15%			4.02%
C000100149 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,960	$ 13,960	13,960	13,960	$ 13,960	12,632	11,780	12,023	10,863	11,109	10,972	10,635	10,156	9,950			10,000
Average Annual Return, Percent	9.69%	4.37%			3.39%
C000151936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 15,438	$ 15,438	$ 15,438	15,438	$ 15,438	13,935	12,951	13,067	11,687	11,825	11,539	11,057	10,445	10,125	$ 10,000
Average Annual Return, Percent	10.79%	5.48%	4.63%
C000100151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 15,206	$ 15,206	$ 15,206	15,206	$ 15,206	13,726	12,773	12,898	11,542	11,683	11,424	10,962	10,362	10,049			10,000
Average Annual Return, Percent	10.79%	5.41%			4.28%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000	10,000	10,000
Average Annual Return, Percent	7.30%	(0.04%)	1.40%	1.67%	1.64%
Bloomberg U S Aggregate Bond C000146445 Index [Member]
Account Value [Line Items]
Account Value	$ 11,787	$ 11,787	$ 11,787	$ 11,787	$ 11,787	10,986	11,118	12,565	12,576	11,811	10,721	10,835	10,781	10,174
Bloomberg U S Aggregate Bond C000151936 Index [Member]
Account Value [Line Items]
Account Value	$ 11,421	11,421	11,421	11,421	11,421	10,644	10,773	12,175	12,185	11,444	10,388	10,498	10,446	9,858
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 15,621	$ 15,621	15,621	$ 15,621	$ 15,621	13,888	12,978	14,489	13,141	12,671	11,888	11,513	10,583	9,693		$ 10,000	10,000
Average Annual Return, Percent	12.48%	4.27%		4.81%	4.56%
Lipper High Yield Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Classification Average
Average Annual Return, Percent	11.57%	3.92%		4.08%	3.83%
ICE BofA U S High Yield C000146445 Index [Member]
Account Value [Line Items]
Account Value	$ 15,930	$ 15,930	15,930	$ 15,930	$ 15,930	14,163	13,235	14,776	13,401	12,922	12,124	11,741	10,792	9,885
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 15,867	$ 15,867	$ 15,867	15,867	$ 15,867	14,450	13,247	13,224	12,187	12,119	11,722	11,133	10,518	10,139	$ 10,000		$ 10,000
Average Annual Return, Percent	9.81%	5.54%	5.00%		4.72%
Lipper Loan Participation Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Loan Participation Funds Classification Average
Average Annual Return, Percent	8.96%	4.34%	3.95%		3.65%
Credit Suisse Leveraged Loan C000151936 Index [Member]
Account Value [Line Items]
Account Value	$ 15,968	$ 15,968	$ 15,968	$ 15,968	$ 15,968	$ 14,542	$ 13,331	$ 13,308	$ 12,265	$ 12,195	$ 11,797	$ 11,204	$ 10,585	$ 10,203